`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     August 3, 2011

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	75

Form 13F Information Table Value Total:	255.413

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Company                     COM              88579Y101     4072    42936 SH       Sole                                      42936
AT&T Corp New                  COM              00206R102     1247    39698 SH       Sole                                      39698
Abbott Laboratories            COM              002824100     6076   115478 SH       Sole                                     115478
Advantage Oil & Gas LTD Com NP COM              00765F101      247    31145 SH       Sole                                      31145
Alps Etf Tr Alerian Mlp        COM              00162Q866      250    15615 SH       Sole                                      15615
Altria Group Inc               COM              02209S103      534    20231 SH       Sole                                      20231
Apple Computers                COM              037833100     7322    21812 SH       Sole                                      21812
Bank Of America Corp New       COM              060505104      116    10539 SH       Sole                                      10539
Berkshire Hathaway Inc Del Cl  COM              084670108     1161       10 SH       Sole                                         10
Berkshire Hathaway Inc Del Cl  COM              084670702    14699   189940 SH       Sole                                     189940
Cel-Sci Corp Com New           COM              150837409        5    10000 SH       Sole                                      10000
Chevrontexaco Corp Com         COM              166764100    11764   114389 SH       Sole                                     114389
Coca-Cola                      COM              191216100     2970    44142 SH       Sole                                      44142
Colgate Palmolive              COM              194162103     6690    76539 SH       Sole                                      76539
Conocophillips Com             COM              20825C104     5504    73202 SH       Sole                                      73202
Dell Computer                  COM              24702R101      953    57189 SH       Sole                                      57189
Direxion Shs Etf Tr Dly Enrgy  COM              25459W888      295     4010 SH       Sole                                       4010
Direxion Shs Etf Tr Dly Smcap  COM              25459W847      297     3640 SH       Sole                                       3640
Du Pont E I De Nemours Com     COM              263534109      281     5200 SH       Sole                                       5200
Duke Energy Corp               COM              26441c105      374    19888 SH       Sole                                      19888
Enterprise Prods Partn Com     COM              293792107      762    17633 SH       Sole                                      17633
Exxon Mobil Corp Com           COM              30231G102    17332   212970 SH       Sole                                     212970
General Electric Co            COM              369604103      452    23989 SH       Sole                                      23989
General Motors Escrow          COM              370ESC816        0    10786 SH       Sole                                      10786
Home Depot                     COM              437076102     4988   137702 SH       Sole                                     137702
Hugoton Rty Tr Tex Unit Ben In COM              444717102      278    12220 SH       Sole                                      12220
Ishares Tr Dj Sel Div Inx      COM              464287168      352     6655 SH       Sole                                       6655
Ishares Tr Dj Us Energy        COM              464287796      253     5884 SH       Sole                                       5884
Ishares Tr Dj Us Finl Svc      COM              464287770    10351   189791 SH       Sole                                     189791
Ishares Tr Msci Val Idx        COM              464288877     4155    79374 SH       Sole                                      79374
Ishares Tr S&P 500 Index       COM              464287200     1573    11879 SH       Sole                                      11879
Ishares Tr S&P Gbl Energy      COM              464287341    10209   244523 SH       Sole                                     244523
Ishares Tr S&p Mc 400 Grw      COM              464287606     5373    48425 SH       Sole                                      48425
Ishares Tr S&p Midcap Value    COM              464287705     4982    59305 SH       Sole                                      59305
Ishares Tr S&p Smlcp Value     COM              464287879    17185   231385 SH       Sole                                     231385
Ishares Tr Small Growth Index  COM              464288604     2788    30145 SH       Sole                                      30145
J P Morgan Chase & Co          COM              46625H100     7304   178396 SH       Sole                                     178396
Johnson & Johnson              COM              478160104     6546    98405 SH       Sole                                      98405
Kinder Morgan Mgmt Llc Shs     COM              49455U100     8977   136871 SH       Sole                                     136871
Lorillard Inc Com              COM              544147101     3148    28917 SH       Sole                                      28917
Lowes Cos Inc Com              COM              548661107     2593   111261 SH       Sole                                     111261
Mcdonalds                      COM              580135101     4408    52273 SH       Sole                                      52273
Merck & Co, Inc.               COM              58933Y105     2984    84559 SH       Sole                                      84559
Microsoft                      COM              594918104     3325   127875 SH       Sole                                     127875
Natural Resource Prtnr Com Uni COM              63900P103      420    12670 SH       Sole                                      12670
Netlist Corp Com               COM              64114J107        0    25000 SH       Sole                                      25000
North European Oil Royalty Tru COM              659310106      371    11232 SH       Sole                                      11232
Novartis A G Sponsored Adr     COM              66987V109     5816    95172 SH       Sole                                      95172
Oracle Corp Com                COM              68389X105     5337   162158 SH       Sole                                     162158
Orthopedic Design North Americ COM              68750Z101      205    41000 SH       Sole                                      41000
Pace Oil & Gas Ltd Com NPV     COM              69374D104       79    10368 SH       Sole                                      10368
Paychex Inc Com                COM              704326107      328    10667 SH       Sole                                      10667
Penn West Energy Trust         COM              707887105      468    20265 SH       Sole                                      20265
Pepsico                        COM              713448108     5728    81335 SH       Sole                                      81335
Pfizer                         COM              717081103     7906   383782 SH       Sole                                     383782
Philip Morris Intl Inc Com     COM              718172109     4814    72095 SH       Sole                                      72095
Powershares QQQ Tr Unit Series COM              73935A104     6849   120045 SH       Sole                                     120045
Proctor & Gamble               COM              742718109     7023   110475 SH       Sole                                     110475
Proshares Tr Pshs Ult Hlthcre  COM              74347R735      255     3835 SH       Sole                                       3835
Proshares Tr Pshs Ult Mcp Val  COM              74347R495      600    14855 SH       Sole                                      14855
Proshares Tr Pshs Ultruss2000  COM              74347R842      543    11513 SH       Sole                                      11513
Proshares Tr Ultra S&P 500     COM              74347R107      655    12380 SH       Sole                                      12380
Proshares Ultra Financial      COM              74347X633      449     7105 SH       Sole                                       7105
Prospect Capital Corp Com      COM              74348T102      236    23380 SH       Sole                                      23380
Provident Energy Trust         COM              74386V100      860    96270 SH       Sole                                      96270
Rydex Etf Trust S&P 500 2x Etf COM              78355W783      558    12305 SH       Sole                                      12305
Sanofi-Aventis Sponsored ADR   COM              80105N105     6040   150370 SH       Sole                                     150370
Schlumberger Ltd Com           COM              806857108      202     2334 SH       Sole                                       2334
Sempra Energy Com              COM              816851109      238     4494 SH       Sole                                       4494
Sirius Satellite Radio Com     COM              82967N108      239   109334 SH       Sole                                     109334
Southern Co Com                COM              842587107      399     9892 SH       Sole                                       9892
Verizon Communications Com     COM              92343V104     3318    89132 SH       Sole                                      89132
Wal-Mart Stores Inc            COM              931142103     3300    62107 SH       Sole                                      62107
Walgreens, Inc.                COM              931422109     1500    35331 SH       Sole                                      35331
Wells Fargo & Co Del Com       COM              949746101     5500   195991 SH       Sole                                     195991